Impairment (Detail) € in Millions	Dec. 31, 2017 EUR (€)
IAS 39 Allowance for On-and Off- Balance Sheet positions
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	€ 0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	0
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	3,856
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	10
To Fair Value through Profit or Loss (IFRS 9)	55
Total Amortised Cost	3,921
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	3,921
Off Balance Sheet	285
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	4,207
Changes due to reclassifications
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	0
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	(10)
To Fair Value through Profit or Loss (IFRS 9)	(55)
Total Amortised Cost	(65)
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	(65)
Off Balance Sheet	0
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	(65)
Changes due to the introduction of the IFRS 9 ECL model
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	12
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	12
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	737
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	9
To Fair Value through Other Comprehensive Income (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	746
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	758
Off Balance Sheet	(6)
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	753
IFRS 9 Allowance for On-and Off- Balance Sheet Positions
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	12
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	12
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	4,594
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	9
To Fair Value through Other Comprehensive Income (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	4,603
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	4,615
Off Balance Sheet	280
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	€ 4,894